Convertible Notes (Narrative) (Details) - USD ($)								1 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Aug. 26, 2016	Jun. 06, 2016	Apr. 20, 2016	Dec. 28, 2015	Dec. 22, 2015	Nov. 14, 2014	Jul. 01, 2014	Sep. 30, 2014	Aug. 26, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 03, 2016
Short-term Debt [Line Items]
Convertible notes payable										$ 87,834		$ 129,187	$ 30,000
Net proceeds from convertible notes										55,000		190,000	280,000
Repayment of convertible note payable										162,166
Stock issued to lender for failure to file reports with SEC, value												10,725
Amortization of debt discount										120,813		$ 3,148
Common Stock [Member]
Short-term Debt [Line Items]
Stock issued for debt conversion, shares												4,000,000	675,000
Stock issued for debt conversion, per share															$ 0.40
Stock issued for convertible debt issuance costs, shares													195,607
Stock issued to lender for failure to file reports with SEC, shares												50,000
Stock issued to lender for failure to file reports with SEC, value												$ 50
Convertible Promissory Note Agreement With Individual - 2013 [Member]
Short-term Debt [Line Items]
Convertible notes face value														$ 20,000
Convertible notes description														The notes were non-interest bearing, unsecured and were due on demand.
Convertible notes conversion terms														The notes are convertible into shares of stock of the Company at the market price on the date of conversion.
Convertible notes payable										20,000		20,000
Convertible Promissory Note Agreement With Individual - July 01, 2014 [Member]
Short-term Debt [Line Items]
Convertible notes face value							$ 10,000
Convertible notes description							The notes were non-interest bearing, unsecured and were due on demand.
Convertible notes conversion terms							The notes are convertible into shares of stock of the Company at the market price on the date of conversion.
Convertible Promissory Note Agreement With Individual - July 01, 2014 [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Stock issued for debt conversion, shares					4,000,000
Stock issued for debt conversion, value					$ 10,000
Stock issued for debt conversion, per share					$ 0.0025
Convertible Promissory Note Agreement With Individuals - September, 2014 [Member]
Short-term Debt [Line Items]
Convertible notes face value								$ 170,000
Convertible notes description								It is unsecured.
Convertible notes interest percentage								6.00%
Convertible notes maturity description								Due in September 2015.
Convertible notes conversion price								$ 0.40
Convertible Promissory Note Agreement With Individuals - September, 2014 [Member]
Short-term Debt [Line Items]
Convertible notes face value								$ 100,000
Convertible notes description								It is unsecured.
Convertible notes interest percentage								6.00%
Convertible notes maturity description								Due in September 2015.
Convertible notes conversion price								$ 0.40
Two Convertible Promissory Note Agreement With Individuals - September, 2014 [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Stock issued for debt conversion, shares						675,000
Stock issued for debt conversion, value						$ 270,000
Secured Convertible Promissory Note With First Fire Global Opportunities Fund LLC - December 28, 2015 [Member]
Short-term Debt [Line Items]
Convertible notes face value				$ 230,000
Convertible notes conversion terms

The Lender is entitled, at their option, at any time after the eighth month anniversary of this Convertible Note, to convert all or any lesser portion of the outstanding principal amount and accrued but unpaid interest into the Company’s common stock. The conversion price shall equal $0.50 per share (the "Fixed Conversion Price") provided, however that from and after the occurrence of any event of default, as defined, the conversion price shall be the lower of: (i) the Fixed Conversion Price or (ii) 50% multiplied by the lowest sales price of the common stock in a public market during the ten consecutive Trading Day period immediately preceding the Trading Day that the Company receives a notice of conversion.

Convertible notes interest percentage				7.00%
Convertible note purchase price				$ 200,000
Percentage of original issue discount				15.00%
Original issue discount				$ 30,000
Legal fees with related to convertible notes				10,000
Net proceeds from convertible notes				$ 190,000
Convertible notes secured terms				The unpaid principal and interest is secured by the Company’s common stock.
Convertible notes monthly installments				$ 50,555
Convertible notes monthly payment commencing terms				It is payable in monthly installments of $50,555 commencing April 28, 2016 through August 28, 2016.
Convertible notes default terms				Any amount of principal or interest on this Convertible Note, which is not paid by the due dates, shall bear interest at the rate of 15% per annum from the due date until paid.
Repayment of convertible note payable										162,166
New derivative liability				$ 73,236
Unamortized debt discount				$ 73,236
Secured Convertible Promissory Note With First Fire Global Opportunities Fund LLC - December 28, 2015 [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Stock issued for debt conversion, per share				$ 0.225
Stock issued for convertible debt issuance costs, shares				50,000
Unamortized debt discount in connection with convertible debt issuance costs				$ 10,725
Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable										87,834		129,187	$ 30,000
Unamortized debt discount												120,813
Convertible Promissory Notes [Member] | Interest Expenses [Member]
Short-term Debt [Line Items]
Penalities paid to lender for failure to file reports with SEC										10,000
Amortization of debt discount										$ 120,813	$ 0	$ 3,148
Convertible Promissory Notes [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Stock issued for debt conversion, per share	$ 0.40								$ 0.40	$ 0.40
Stock issued to lender for failure to file reports with SEC, shares	130,000	40,000	30,000						200,000	200,000
Stock issued to lender for failure to file reports with SEC, value									$ 80,000	$ 80,000